Commitments and Contingencies - Employee Termination Cost (FY) (Details) - Employee Severance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Termination Costs [Roll Forward]
Unpaid employee termination costs	$ 3,646	$ 0
Employee termination costs - severance and other cash costs	194	8,076
Total paid	(3,840)	(4,430)
Unpaid employee termination costs	$ 0	$ 3,646